CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - ARS ($) $ in Thousands		Issued Capital Stock Face Value [Member]	Adjustment To Capital Stock [Member]	Treasury shares [member]	Adjustment To Treasury Shares [Member]	Cost Of Treasury Shares [Member]	Statutory Reserve Legal And Other [Member]	Voluntary Reserve [Member]	Other Equity Accounts [Member]	Voluntary Reserve For Future Dividends Distribution [Member]	Unappropriated Retained Earnings [Member]	Other Accumulated Comprehensive Income Loss [Member]	Non-controlling interests [member]	Total
As of January 1, 2023 at Dec. 31, 2022		$ 1,504,918	$ 704,836,334	$ 9,104	$ 5,348,338	$ (254,501)	$ 109,707,068	$ 1,391,645,363	$ (51,570,392)		$ 168,493,629	$ 2,329,719,861	$ 1,766,382	$ 2,331,486,243
IfrsStatementLineItems [Line Items]
Net income (loss) for the year											424,094,323	424,094,323	(5,967,002)	418,127,321
Other comprehensive loss for the year											(2,151,263)	(2,151,263)		(2,151,263)
Total comprehensive income (loss) for the year											421,943,060	421,943,060	(5,967,002)	415,976,058
- Increase in legal reserve							8,492,779				(8,492,779)
- Increase in voluntary reserve for future dividends distribution								(399,598,740)		559,599,596	(160,000,856)
Dividends distribution										(349,561,198)		(349,561,198)		(349,561,198)
Business combination	[1]												54,847,043	54,847,043
Transaction between relatied parties									(7,958,145)			(7,958,145)	25,580,322	17,622,177
Acquisition of treasury shares (Note 13.3.7)		(2,300)		2,300		(4,754,694)						(4,754,694)		(4,754,694)
Dividends distributed by a subsidiary	[2]												(13,917,418)	(13,917,418)
Dividends collected by a subsidiary	[3]										2,082,500	2,082,500		2,082,500
As of December 31, 2023 at Dec. 31, 2023		1,502,618	704,836,334	11,404	5,348,338	(5,009,195)	118,199,847	992,046,623	(59,528,537)	210,038,398	424,025,554	2,391,471,384	62,309,327	2,453,780,711
IfrsStatementLineItems [Line Items]
Net income (loss) for the year											65,245,736	65,245,736	15,333,246	80,578,982
Other comprehensive loss for the year											1,170,684	1,170,684	211,088	1,381,772
Total comprehensive income (loss) for the year											66,416,420	66,416,420	15,544,334	81,960,754
- Increase in legal reserve							21,204,716				(21,204,716)
- Increase in voluntary reserve for future dividends distribution										402,820,840	(402,820,840)
Dividends distribution										(101,262,667)	555,790	(100,706,877)		(100,706,877)
Transaction between relatied parties									10,763,425			10,763,425	5,253,635	16,017,060
Dividends distributed by a subsidiary	[4]												(157,506)	(157,506)
As of December 31, 2023 at Dec. 31, 2024		1,502,618	704,836,334	11,404	5,348,338	(5,009,195)	139,404,563	992,046,623	(48,765,112)	511,596,571	66,972,208	2,367,944,352	82,949,790	2,450,894,142
IfrsStatementLineItems [Line Items]
Net income (loss) for the year											346,353,873	346,353,873	6,494,166	352,848,039
Other comprehensive loss for the year											319,662	319,662	(38,523)	281,139
Total comprehensive income (loss) for the year											346,673,535	346,673,535	6,455,643	353,129,178
- Increase in legal reserve							2,935,175				(2,935,175)
- Increase in voluntary reserve for future dividends distribution										64,037,033	(64,037,033)
Transaction between relatied parties									771,332		(14,060,034)	(13,288,702)	(23,595,973)	(36,884,675)
Acquisition of treasury shares (Note 13.3.7)		(2,756)	(112,558)	2,756	112,558	(3,762,901)						(3,762,901)		(3,762,901)
Reduction in treasury shares (Note Note 13.3.7)				(252)	(118,202)	235,963					(117,509)
Spin-off of ECOGAS Group (Note 3.1)			(145,147,379)		(1,100,568)							(146,247,947)		(146,247,947)
Dividends distributed by a subsidiary	[5]												(1,009,889)	(1,009,889)
As of December 31, 2023 at Dec. 31, 2025		$ 1,499,862	$ 559,576,397	$ 13,908	$ 4,242,126	$ (8,536,133)	$ 142,339,738	$ 992,046,623	$ (47,993,780)	$ 575,633,604	$ 332,495,992	$ 2,551,318,337	$ 64,799,571	$ 2,616,117,908

[1]	Corresponds to the incorporation of the non-controlling interest resulting from the business combination with Central Costanera S.A. as described in Note 2.2.20.
[2]	Distribution of dividends approved by the Shareholders’ Meeting of the subsidiary Central Vuelta de Obligado S.A. held on May 24, 2023.
[3]	Dividend collection by the subsidiary Proener S.A.U. in relation to the dividends distribution decided by the Company’s Shareholders Meeting of the Company.
[4]	Distribution of dividends approved by the Shareholders’ Meeting of the subsidiary Central Vuelta de Obligado S.A. held on May 20, 2024.
[5]	Distribution of dividends approved by the Shareholders’ Meeting of the subsidiary Central Vuelta de Obligado S.A. held on May 14, 2025.